Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Net loss	$ (6,278,426)	$ (8,002,644)	$ (11,519,933)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	211,465	530,858	479,081
Loss from long-term investment	978,482	105,464	478,403
Allowance for credit losses	441,951	442,974	507,798
Reversal of credit losses		(778,768)	(338,660)
Loss form termination of right-of use assets	819,842	1,120,427
Amortization of right-of-use assets	642,258	1,443,556	1,305,386
(Reversal) allowance for inventory obsolescence	(117,089)	235,674	(438,949)
Deferred income taxes	478,412	30,583	129,760
Share-based compensation	489,461		129,690
Property and equipment written off		96,947	49,855
Changes in operating assets and liabilities:
Accounts receivables	1,685,051	438,115	3,184,915
Accounts receivable - related Parties		46,782	232,236
Inventories	2,659,803	(501,890)	5,197,234
Advance to suppliers	261,662	3,219,853	18,070,744
Advance to suppliers - related parties	(2,977,234)	7,025,939	(9,924,991)
Prepaid expenses and other current assets	533,134	(447,774)	241,799
Accounts payables	(245,413)	(1,630,249)	(2,413,634)
Accounts payables - related parties	(65,945)	(122,836)	(1,572,497)
Contract liabilities	170,943	50,145	(15,711,320)
Operating lease liabilities	(1,357,938)	(2,628,688)	(1,241,153)
Taxes payable	14,582	13,915	(41,673)
Accrued expenses and other liabilities	124,558	101,801	(295,922)
Net cash (used in) provided by operating activities	(1,530,441)	790,184	(13,491,831)
Cash flows from investing activities:
Long-term investment in an equity method investee			(25,473)
Purchase of intangible assets		(6,371)	(4,864)
Purchase of equipment	(12,413)	(117,590)	(12,046)
Net cash used in investing activities	(12,413)	(123,961)	(42,383)
Cash flows from financing activities:
Proceeds from short-term loans			425,731
Repayment of short-term loans		(421,248)	(2,412,477)
Proceeds from related party loans	2,560,500	403,249	353,761
Repayment of related party loans	(569,478)
Net cash provided by (used in) financing activities	1,991,022	(17,999)	(1,632,985)
Effect of exchange rate changes on cash	107,746	286,415	(300,622)
Net increase (decrease) in cash	555,914	934,639	(15,467,821)
Cash, beginning of year	2,184,920	1,250,281	16,718,102
Cash, end of year	2,740,834	2,184,920	1,250,281
Cash	2,740,834	2,184,920	1,250,281
Total cash	2,740,834	2,184,920	1,250,281
Supplemental disclosure information:
Cash paid for income tax		103	2,719
Cash paid for interest		29,721	76,049
Supplemental non-cash activities:
Cash paid in prior year for purchase of fixed assets		11,919	93,153
Long-term deferred expenses converted to intangible assets	627,408
Lease liabilities arising from obtaining right-of-use assets	$ 635,624	$ 2,907,612	$ 16,848